Basis of Presentation - Schedule of Statement of Comprehensive Income Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Loss before income tax expense	$ (36,483)	$ (22,286)
Net loss	(36,410)	(22,287)
Less: Net loss attributable to noncontrolling interests	(27,083)	(17,835)
Net loss attributable to WISeKey International Holding Ltd	(9,327)	(4,452)
Comprehensive loss	(36,801)	(21,469)
Comprehensive loss attributable to noncontrolling interests	(27,499)	(17,770)
Comprehensive loss attributable to WISeKey International Holding Ltd	(9,302)	(3,699)
Previously Reported [Member]
Nonoperating Income (Expense), Total	(1,816)
Loss before income tax expense	(22,256)
Net loss	(22,257)	(22,257)
Less: Net loss attributable to noncontrolling interests	(17,807)
Net loss attributable to WISeKey International Holding Ltd	(4,450)
Comprehensive loss	(21,439)
Comprehensive loss attributable to noncontrolling interests	(17,742)
Comprehensive loss attributable to WISeKey International Holding Ltd	$ (3,697)
Revision of Prior Period, Adjustment [Member]
Nonoperating Income (Expense), Total		(1,846)
Loss before income tax expense		(22,286)
Net loss		(22,287)
Less: Net loss attributable to noncontrolling interests		(17,835)
Net loss attributable to WISeKey International Holding Ltd		(4,452)
Comprehensive loss		(21,469)
Comprehensive loss attributable to noncontrolling interests		(17,770)
Comprehensive loss attributable to WISeKey International Holding Ltd		$ (3,699)